Roundhill Cannabis ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 88.4%
Money Market Fund — 13.6%
First American Government Obligations Fund, Class X, 5.26% (a)	476,040	$476,040
Total Money Market Fund (Cost $476,040)		476,040

U.S. Treasury Bills — 74.8%
5.41%, 10/03/2023 (b)(c)	2,609,000	2,608,237
Total U.S. Treasury Bills (Cost $2,608,237)		2,608,237
TOTAL SHORT-TERM INVESTMENTS (Cost $3,084,277)		3,084,277

TOTAL INVESTMENTS (Cost $3,084,277) — 88.4%		3,084,277
Other assets and liabilities, net — 11.6%		402,882
NET ASSETS — 100.0%		$3,487,159

(a)	The rate shown is the seven day yield at period end.
(b)	The rate shown is the effective yield as of September 30, 2023.
(c)	Held as collateral for total return swaps.

Percentages are stated as a percent of net assets.

		Percentage of Net Assets
	SHORT-TERM INVESTMENTS	88.4%
	TOTAL INVESTMENTS	88.4%
	Other assets and liabilities, net	11.6%
	NET ASSETS	100.0%

Roundhill Cannabis ETF
Schedule of Total Return Swaps
September 30, 2023 (Unaudited)

Long Total Return Equity Swaps	Fund Pays/Receives Reference Entity	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Upfront Premiums Paid/Received	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Cresco Labs, Inc. Swap	Receives	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	June 20, 2024	-	370,818	-
Curaleaf Holdings, Inc. Swap	Receives	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	June 20, 2024	-	1,166,847	-
Green Thumb Industries, Inc. Swap	Receives	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	June 20, 2024	-	1,027,043	-
Trulieve Cannabis Corp. Swap	Receives	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	June 20, 2024	-	416,258	-
Verano Holdings Corp. Swap	Receives	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	June 20, 2024	-	504,094	-
						$-	$3,485,060	$-

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Fund	$476,040	$-	$-	$476,040
U.S. Treasury Bills	-	2,608,237	-	2,608,237
Total Investments - Assets	$476,040	$2,608,237	$-	$3,084,277

Swap Contracts*
Long Total Return Equity Swap Contracts	$-	$-	$-	$-
Total Swap Contracts	$-	$-	$-	$-

* Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.